Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Apr. 30, 2024	Oct. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.00195	$ 0.00195
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	135,301,969	4,065,609
Ordinary shares outstanding	135,301,969	4,065,609